EMPLOYEE RETIREMENT BENEFIT PLANS (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Compensation and Retirement Disclosure [Abstract]
Allocated and committed to be allocated to participants	11,184	6,306
Unallocated/unearned	17,395	22,273
Total ESOP shares	28,579	28,579
Fair value of unallocated/unearned shares	$ 313,110	$ 334,095